NET GAIN ON SECURITIES (Details) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net gain on securities [abstract]
Net gain in associates	[1]	S/ 104,461	S/ 74,021	S/ 64,672
Net gain on investments at fair value with changes in other comprehensive income	[2]	75,273	65,976	291,944
(Provision) recovery of credit loss for investments at fair value with changes in other comprehensive income (iii), note 6(b)	[3]	(58,260)	(6,816)	(52,263)
Net (loss) gain on investments at fair value through profit or loss	[4]	(114,892)	(102,761)	221,060
Others		(1,114)	(1,770)	(2,331)
Total		5,468	28,650	S/ 523,082
Credicorp Ltd. [Member]
Net gain on securities [abstract]
Net (loss) gain on investments at fair value through profit or loss		45,800
Banco de Credito del Peru [Member]
Net gain on securities [abstract]
Net gain on investments at fair value with changes in other comprehensive income		4,500	87,800
(Provision) recovery of credit loss for investments at fair value with changes in other comprehensive income (iii), note 6(b)		7,000	3,900
Net (loss) gain on investments at fair value through profit or loss			30,800
Corredores de Bolsa [Member]
Net gain on securities [abstract]
Net gain on investments at fair value with changes in other comprehensive income		11,000	2,800
Pacfico Seguros [Member]
Net gain on securities [abstract]
Net gain on investments at fair value with changes in other comprehensive income		18,200	20,600
(Provision) recovery of credit loss for investments at fair value with changes in other comprehensive income (iii), note 6(b)		34,700	11,300
Credicorp Capital Colombia S.A. [Member]
Net gain on securities [abstract]
Net gain on investments at fair value with changes in other comprehensive income		55,100	51,700
Net (loss) gain on investments at fair value through profit or loss			46,900
Atlantic Security Bank [Member]
Net gain on securities [abstract]
Net gain on investments at fair value with changes in other comprehensive income		17,600	44,000
(Provision) recovery of credit loss for investments at fair value with changes in other comprehensive income (iii), note 6(b)		16,800
Net (loss) gain on investments at fair value through profit or loss			45,900
Banco de Credito de Bolivia [Member]
Net gain on securities [abstract]
Net gain on investments at fair value with changes in other comprehensive income		17,100	16,600
(Provision) recovery of credit loss for investments at fair value with changes in other comprehensive income (iii), note 6(b)			800
Atlantic Security Private Equity General Partner [Member]
Net gain on securities [abstract]
Net (loss) gain on investments at fair value through profit or loss			17,100
Credibolsa S.A. Agente de Bolsa [Member]
Net gain on securities [abstract]
Net gain on investments at fair value with changes in other comprehensive income		16,500	12,300
Credicorp Capital SAB [Member]
Net gain on securities [abstract]
Net gain on investments at fair value with changes in other comprehensive income		8,800	13,300
Prima AFP S.A [Member]
Net gain on securities [abstract]
Net (loss) gain on investments at fair value through profit or loss		28,000
Entidad Prestadora de Salud [Member]
Net gain on securities [abstract]
Net gain in associates		S/ 73,400	S/ 54,000

[1]	It mainly includes the profit of its associate “Health Provider Entity” for approximately S/73.4 million during the year 2022 (S/54.0 million in the year 2021).
[2]	The result of own investments at fair value through other comprehensive income is due to the net effect mainly from the following subsidiaries:-Credicorp Capital Colombia S.A. obtained a net profit of approximately S/55.1 million (during the year 2021, net profit of approximately S/51.7 million).-Banco de Crédito de Bolivia obtained a net profit of approximately S/17.1 million (during the year 2021, net profit of approximately S/16.6 million).-Credibolsa S.A. Agente de Bolsa, obtained a net profit of approximately S/16.5 million (during the year 20201, net profit of approximately S/12.3 million).-Credicorp Capital S.A. Corredores de Bolsa obtained a net profit of approximately S/11.0 million (during 2021, a net loss of approximately S/2.8 million).-Credicorp Capital SAB obtained a net profit of approximately S/8.8 million (during the year 2021, net profit of approximately S/13.3 million).-Banco de Crédito del Perú obtained a net profit of approximately S/4.5 million (during 2021, a net loss of approximately S/87.8).-ASB Bank Corp. obtained a net loss of approximately S/17.6 million (during 2021, net income of approximately S/44.0 million)-Pacifico obtained a net loss of approximately S/18.2 million (during 2021, net income of approximately S/20.6 million).
[3]	As a result of the evaluation of impairment, during 2022 it mainly comprises the net effect recorded mainly by the following subsidiaries: (i) impairment of S/34.7 million by Pacífico Seguros, (ii) impairment of S/ 16.8 million by ASB Bank Corp., and (iii) impairment of S/7.0 million by Banco de Crédito del Perú. The result during 2021 corresponds to the impairment recorded mainly by the following subsidiaries: (i) impairment of S/11.3 million from Pacífico Seguros, (ii) impairment recovery of S/3.9 million from Banco de Crédito del Perú, and (iii) recovery of impairment of S/0.8 million by Banco de Crédito de Bolivia.
[4]	The result of investments at fair value through profit or loss is mainly due to the net effect of the following subsidiaries: (i) net loss of approximately S/45.8 million by Credicorp Ltd., (ii) net loss of approximately S/30.8 million by Banco de Crédito del Perú and (iii) a net loss of approximately S/28.0 million by Prima AFP S.A. The net effect during 2021 corresponds to a net loss of approximately S/45.9 million by ASB Bank Corp., (ii) a net loss of approximately S/46.9 million by Credicorp Capital Colombia S.A. and (iii) net income of approximately S/17.1 million from Atlantic Security Private Equity General Partner.